Fair Value Measurements - Summary of Financial Assets Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	$ 128,842	$ 19,981
Gross Unrealized Gains	28	13
Fair Value	128,870	19,994
Level 1 | Money Market Funds Invested in U.S. Government Obligations
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	4,844	69
Fair Value	4,844	69
Level 2 | U.S. Treasury Securities
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Amortized Cost	123,998	19,912
Gross Unrealized Gains	28	13
Fair Value	$ 124,026	$ 19,925